INCOME TAX - Schedule of Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Allowance for doubtful accounts	$ 560,057	$ 2,328,841
Net operating loss carry-forwards	549,916	604,689
Impairment provision of advances to suppliers	0	384,967
Lease liability	26,229	0
Valuation allowance	(549,916)	(604,689)	$ 0
Total deferred tax assets	586,286	2,713,808
Defer tax liabilities:
Right-of-use assets	(21,729)	0
Total deferred tax liabilities	(21,729)	0
Total deferred tax assets, net	$ 564,557	$ 2,713,808